September 25, 2019	Peter J. Shea Peter.Shea@klgates.com T +1 212 536 3988 F +1 212 536 3901

VIA EDGAR

Raymond A. Be Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549-8030

Re: Infusive US Trust, File Nos. 811-23426; 333-231734

Registration Statement on Form N-1A

Dear Mr. Be:

The following are responses by and on behalf of Infusive US Trust (“Registrant”) to the comments received from you on June 21, 2019, regarding the Registration Statement on Form N-1A (“Registration Statement”) for the Infusive Compounding Global Equities ETF (the “Fund”), a series of the Registrant, that was filed with the Securities and Exchange Commission (“SEC”) on May 24, 2019. The Registrant is filing this response in conjunction with filing the Pre-Effective Amendment No. 1 to the Registration Statement (the “Pre-Effective Amendment”). Your comments and the Registrant’s responses are set forth below. Defined terms used but not defined herein have the respective meanings assigned to them in the Pre-Effective Amendment.

General

1.	We note that portions of the registration statement are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

RESPONSE: The Registrant has completed all missing information and eliminated all blanks and bracketed terms in the Pre-Effective Amendment and acknowledges that the SEC staff may have additional comments on aforementioned items.

Principal Investment Strategies (page 1)

2.	The disclosure states the Fund may invest in derivatives in the summary prospectus under “Principal Investment Strategies.” However, under “Additional Investment Strategies” on page 13, the disclosure states that investing in derivatives “do not represent and are distinct from the principal investment strategies of the Fund.” Please harmonize. To the extent investing in derivatives is not a principal strategy of the Fund, remove the related disclosure from the Principal Investment Strategies. See Instruction C.3(b) to Form N- 1A.

K&L Gates LLP

599 Lexington Avenue   New York   NY 10022-6030

T +1 212 536 3900  F +1 212 536 3901  klgates.com

RESPONSE: The Registrant confirms that investing in derivatives is a principal strategy of the Fund. Accordingly, the Registrant has moved the disclosure regarding investments in derivatives currently under the section titled “Additional Investment Strategies” on page 13 to the section titled “Description of the Principal Strategies of the Fund.”

3.	In the second paragraph on page 2, explain in more detail what “Consumer Alpha” means. For example, explain how the Underlying Index determines which products and services “elicit joy and make the consumer happy.” Explain what a “Consumer Alpha driver” is. Supplementally provide us with a “white paper” or similar documentation that describes the index methodology.

RESPONSE: The Registrant has revised the second paragraph on page 2 to provide more detail about the “Consumer Alpha” strategy and the Underlying Index’s methodology. The Registrant provided the index methodology supplementally to the SEC staff.

4.	In the fifth paragraph on page 2, disclose as of a recent date the extent to which the Underlying Index is concentrated in each of the listed sectors.

RESPONSE: The Registrant revised the fifth paragraph to provide the requested information.

Principal Investment Risks (page 3)

5.	Organize the risk factor section by order of significance to the Fund, rather than alphabetically. See Keynote Address by Dalia Blass, ICI Securities Law Developments Conference (October 25, 2018).

RESPONSE: The Registrant organized the risk factors in the Principal Investment Risks section by order of significance in the Pre-Effective Amendment.

Dividends, Distributions, and Taxes (page 32)

6.	Under “Net Investment Income and Capital Gains” on page 32, the disclosure states that a portion of the Fund’s distributions may constitute a return of capital. To the extent that the Fund intends to make such distributions, please add disclosure regarding the potential consequences of such distributions to the “Tax Risk” discussion in the summary of principal risks.

RESPONSE: The Registrant confirms that it has no intention of making return of capital distributions and, therefore, no further disclosure is necessary in the summary of the Fund’s principal risks. However, the Registrant has added disclosure to “Tax Risks” in the “Discussion of Additional Risks” section on page 27 to address potential consequences of such distributions.

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Statement of Additional Information

Investment Advisory, Administrative Distribution Services (page 40)

7.	Under Investment Advisor on page 40, the disclosure states that Infusive may appoint sub-advisors. Supplementally explain the status of the Advisor’s exemptive application for a manager-of-managers relief.

RESPONSE: The Registrant revised this disclosure to remove references to sub-advisors because the Registrant will not utilize sub-advisers.

Part C: Other Information

Item 33. Location of Accounts and Records

8.	Disclose the identities and addresses of the administrator, custodian and transfer agent.

RESPONSE: The Registrant disclosed the identities and addresses of the administrator, custodian and transfer agent in the Pre-Effective Amendment.

Signatures

9.	Please note the signature requirements of Section 6(a) of the Securities Act, which require that the registration statement be signed by the Trust’s principal executive officer, principal financial officer, and principal accounting officer or comptroller. In this regard, any person who occupies more than one of the positions specified in section 6(a) of the Securities Act should indicate each capacity in which he or she signs the registration statement.

RESPONSE: The Registrant revised the Signature page in the Pre-Effective Amendment to reflect signature requirements in Section 6(a) of the Securities Act and to include the signatures of each trustee.

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If you have any questions regarding the matters discussed above, please do not hesitate to call me directly at 212-536-3988, or, in my absence, Alyssa Sherman at 202-778-9478.

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Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (with Encl.):	Marianne Dobelbower,
Alyssa Sherman,
Andrea Ruggeri,
Conrad Levy

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